Share of Associates and Joint Ventures' Profit (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Profit (loss) before taxation	$ 619	$ 445	$ 328
Taxation	(250)	(212)	(163)
Profit (loss) after taxation from continuing operations	369	233	165
Share of associates and joint ventures’ profit (loss) (note 32)	168	122	22
Associates
Disclosure of associates [line items]
Impairment reversal of investments in associates	23	15	13
Joint ventures
Disclosure of associates [line items]
Impairment reversal of investments in joint ventures (note 19)	6	14	2
Joint ventures | Associates
Disclosure of associates [line items]
Revenue	616	582	454
Operating costs and other expenses	(452)	(472)	(471)
Net interest received (paid)	10	(8)	1
Profit (loss) before taxation	174	102	(16)
Taxation	(35)	(9)	23
Profit (loss) after taxation from continuing operations	$ 139	$ 93	$ 7